Retirement Plans Pension Plan Assets Measured at Fair Value (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Millions, unless otherwise specified	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2011
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 3,522.7		$ 3,480.2
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	582.7		608.4
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2,879.6		2,808.5
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	60.4		63.3		183.3
US Equity Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	318.0	[1]	275.5	[1]
US Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	133.7	[1]	107.1	[1]
US Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	184.3	[1]	168.4	[1]
US Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[1]	0	[1]
Non US Equity Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	810.4	[1]	808.3	[1]
Non US Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	58.1	[1]	99.8	[1]
Non US Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	752.3	[1]	708.5	[1]
Non US Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[1]	0	[1]
Hedged Equities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	267.2	[1]	277.4	[1]
Hedged Equities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[1]	0	[1]
Hedged Equities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	267.2	[1]	277.4	[1]
Hedged Equities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[1]	0	[1]
US Government Debt Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	127.8	[2]	152.6	[2]
US Government Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[2]	0	[2]
US Government Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	127.8	[2]	152.6	[2]
US Government Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[2]	0	[2]
Non-US government securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	94.2	[3]	83.6	[3]
Non-US government securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[3]	0	[3]
Non-US government securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	94.2	[3]	83.6	[3]
Non-US government securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[3]	0	[3]
US Corporate Bonds [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	675.8	[3]	667.7	[3]
US Corporate Bonds [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	106.3	[3]	98.3	[3]
US Corporate Bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	569.5	[3]	569.4	[3]
US Corporate Bonds [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[3]	0	[3]
Non-US corporate bonds [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	478.3	[3]	489.8	[3]
Non-US corporate bonds [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	170.8	[3]	188.8	[3]
Non-US corporate bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	307.5	[3]	301.0	[3]
Non-US corporate bonds [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[3]	0	[3]
Collateralized Mortgage Backed Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	49.2	[3]	46.5	[3]
Collateralized Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[3]	0	[3]
Collateralized Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	49.2	[3]	46.5	[3]
Collateralized Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[3]	0	[3]
Other Fixed Income Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	225.3	[4]	233.0	[4]
Other Fixed Income Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
Other Fixed Income Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	225.3	[4]	233.0	[4]
Other Fixed Income Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
Short-term Investments [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	113.8	[5]	114.4	[5]
Short-term Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	113.8	[5]	114.4	[5]
Short-term Investments [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[5]	0	[5]
Short-term Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[5]	0	[5]
Alternative Investments [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	362.7	[6]	331.4	[6]
Alternative Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[6]	0	[6]
Alternative Investments [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	302.3	[6]	268.1	[6]
Alternative Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 60.4	[6]	$ 63.3	[6]

[1]	Equity securities are comprised of the following investment types: (i) common stock; (ii) preferred stock; (iii) equity exchange traded funds; (iv) hedged equity investments and (v) commingled equity funds. Investments in common and preferred stocks and exchange traded funds are valued using quoted market prices multiplied by the number of shares owned. The hedged equity investment is a commingled fund that consists primarily of equity indexed investments which are hedged by options and also holds collateral in the form of short term treasury securities. The commingled fund investments are valued at the net asset value per share multiplied by the number of shares held. The determination of net asset value for the commingled funds includes market pricing of the underlying assets as well as broker quotes and other valuation techniques.
[2]	U.S. government securities include treasury and agency debt. These investments are valued using broker quotes in an active market.
[3]	These investments are valued utilizing a market approach that includes various valuation techniques and sources such as value generation models, broker quotes in active and non-active markets, benchmark yields and securities, reported trades, issuer spreads, and/or other applicable reference data. The U.S. corporate bonds category is primarily comprised of U.S. dollar denominated investment grade securities. Commingled debt funds are valued at their net asset value per share multiplied by the number of shares held. The determination of net asset value for the commingled funds includes market pricing of the underlying assets as well as broker quotes and other valuation techniques.
[4]	Other fixed income is comprised of municipal and asset-backed securities. Investments are valued utilizing a market approach that includes various valuation techniques and sources such as, broker quotes in active and non-active markets, benchmark yields and securities, reported trades, issuer spreads and/or other applicable reference data.
[5]	Short-term investments are valued at $1.00/unit, which approximates fair value. Amounts are generally invested in interest-bearing accounts.
[6]	The alternative investments are diversified across multiple asset managers and several types of asset classes including hedge funds, private equity partnerships and real estate funds. The hedge funds are valued at net asset value. Fair value of the private equity partnerships is determined based on discounted cash flow analysis that utilizes unobservable inputs such as weighted average cost of capital ranging from 8.8% to 16.1% for 2013 and 7.3% to 20.0% for 2012; residual growth rate assumptions ranging from 1.0% to 4.0% for 2013 and 1.5% to 4.0% for 2012; revenue growth rates ranging from 2.2% to 6.6% for 2013 and 1.6% to 9.1% for 2012; and EBITDA of market comparable companies with multiples ranging from 7.0 to 13.2 for 2013 and 4.8 to 14.5 for 2012. The fair value of our real estate funds is based on the utilization of various unobservable inputs including but not limited to rental rate factors ranging from 0% to 25% for 2013 and 2012; capitalization rates ranging from 5% to 8% for 2013 and 2012; discount rates ranging from 7% to 9% for 2013 and 2012; and inflation rates ranging from 0% to 5% for 2013 and 2012.